Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets:
Marketable securities	$ 77,998	$ 74,372
Foreign currency derivative contracts		45
Total financial assets	77,998	74,417
Liabilities:
Payment obligation related to acquisition	356	334
Foreign currency derivative contracts	52
Total liabilities	408	334
Level 1 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition
Foreign currency derivative contracts
Total liabilities
Level 2 [Member]
Assets:
Marketable securities	77,998	74,372
Foreign currency derivative contracts		45
Total financial assets	77,998	74,417
Liabilities:
Payment obligation related to acquisition
Foreign currency derivative contracts	52
Total liabilities	52
Level 3 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition	356	334
Total liabilities	$ 356	$ 334